Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005512 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005512 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005512 | T. Rowe Price GNMA Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005512 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005512 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005512 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005512 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005512 | T. Rowe Price Short-Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005512 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005512 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005512 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000005512 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000005512 | Corporate Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005512 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005512 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227147 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227147 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227147 | T. Rowe Price GNMA Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227147 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227147 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227147 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227147 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227147 | T. Rowe Price Short-Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227147 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227147 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227147 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000227147 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000227147 | Corporate Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227147 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227147 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%